ACCOUNTS RECEIVABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Financing Receivables [Text Block]

NOTE 4 — ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	March 31, 2015	December 31, 2014
Accounts receivable	$251,000	$252,000
Accounts receivable – related parties	336,000	480,000
Sub-total accounts receivable	587,000	732,000
Allowance for doubtful accounts	(30,000)	(30,000)
Net accounts receivable	$557,000	$702,000

5 — ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	December 31, 2014	December 31, 2013
Accounts receivable	$252,000	$324,000
Accounts receivable – related party (see note 17)	480,000	480,000
	732,000	804,000
Net allowance for doubtful accounts	(30,000)	(16,000)
Net accounts receivable	$702,000	$788,000
The Company wrote off $257,000 and $0 of accounts receivable to bad debt expense for the years ended December 31, 2014 and 2013, respectively.